CONVERTIBLE NOTES PAYABLE (Details)			6 Months Ended
	Jan. 28, 2021 USD ($) shares	Nov. 25, 2020 USD ($) item $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2020 $ / shares	Jun. 26, 2020 $ / shares	May 21, 2020 $ / shares
Short-term Debt [Line Items]
Common shares, par value (in dollars per share) | $ / shares		$ 0.0925	$ 0.0925			$ 0.0925	$ 0.0925	$ 0.0925
Interest Expense, Debt			$ 12,951	¥ 84,607	¥ 0
Convertible Notes
Short-term Debt [Line Items]
Aggregate principal amount		$ 6,485,000
Conversion price per ordinary share (in dollars per share) | $ / shares		$ 0.71
Interest rate (as a percent)		12.00%
Term of debt		6 months
Number of equal monthly payments to pay principal and interest on debt | item		6
Maximum number of shares issuable | shares		9,466,137
Fair value of debt			6,485,000
Interest Expense, Debt			$ 12,951
Convertible Notes | Subsequent event
Short-term Debt [Line Items]
Shares issued upon conversion (in shares) | shares	9,225,338
Principal and interests amount of debt converted	$ 6,549,990